Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (59,164)	$ (8,106)	$ (8,106)	$ (14,769)
Other comprehensive income (loss) before reclassifications	(28,768)		(51,112)	6,190
Amounts reclassified out of accumulated comprehensive income (loss)	90	0	54	473
Net current period other comprehensive income (loss)	(38,139)	1,713	(60,424)	6,691	$ (17,640)
Balance at end of period	(87,842)		(59,164)	(8,106)	(14,769)
Transition costs and other	91	1
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Transition Asset (Obligation), before Tax	91	1
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Transition Asset (Obligation), Tax	(1)	(1)
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(30,959)	(15,812)	(15,812)	(13,766)
Other comprehensive income (loss) before reclassifications	(90)		(15,201)	(2,519)
Amounts reclassified out of accumulated comprehensive income (loss)	90		54	473
Net current period other comprehensive income (loss)	0		(15,147)	(2,046)
Balance at end of period	(30,959)		(30,959)	(15,812)	(13,766)
Cumulative Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(28,205)	$ 7,706	7,706	(1,003)
Other comprehensive income (loss) before reclassifications	(28,678)		(35,911)	8,709
Amounts reclassified out of accumulated comprehensive income (loss)	0		0	0
Net current period other comprehensive income (loss)	(28,678)		(35,911)	8,709
Balance at end of period	(56,883)		(28,205)	7,706	$ (1,003)
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net current period other comprehensive income (loss)	(28,678)		$ (51,058)	$ 6,663
Balance at end of period	$ (87,842)